Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of earnings per share

	For the Year Ended
	December 31,
In CHF thousands except for share and per share data	2022	2021	2020
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(70,753)	(72,996)	(61,921)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	83,554,412	74,951,833	71,900,212
Basic and diluted loss per share for the period attributable to equity holders	(0.85)	(0.97)	(0.86)

Schedule of antidilutive securities

	As of
	December 31,
	2022	2021	2020
Share options issued and outstanding (in-the-money)	135,827	1,140,388	412,191
Restricted share awards subject to future vesting	117,292	6,264	28,418
Convertible shares	—	41,461	—
Total potentially dilutive securities	253,119	1,188,113	440,609